Goodwill impairment	12 Months Ended
Dec. 31, 2025
Goodwill impairment
Goodwill impairment

11. Goodwill impairment

The changes in the carrying amount of goodwill of E-Commerce segment for the years ended December 31, 2024 and 2025 were as follows:

E-Commerce Segment
RMB
Balance at January 1, 2024
Goodwill	360,831
Accumulated impairment loss	(48,367)
312,464
Goodwill acquired during the year	56,869
Impairment losses	(6,934)

Balance at December 31, 2024
Goodwill	417,700
Accumulated impairment loss	(55,301)
362,399
Goodwill disposed during the year	(69,678)
Impairment losses	(18,395)

Balance at December 31, 2025
Goodwill	348,022
Accumulated impairment loss	(73,696)
274,326

RMB35,212, RMB6,934 and RMB18,395 of impairment loss recognized in aggregate for the E-commerce segment for the years ended December 31, 2023, 2024 and 2025, respectively. The International and eFashion reporting units, which are parts of E-commerce segments were tested for impairment of goodwill by quantitative analysis in the fourth quarter of 2025. Due to the sensitivity of the operation of the International reporting unit to changes in the economy, the Group recognized a goodwill impairment loss of RMB18,395 in the International reporting unit for the years ended December 31, 2025. The fair value of these reporting units were estimated under income approach using the expected present value of future cash flows.

There was no goodwill assigned to Brand Management segment.